Note 15 - Trade and Other Receivables (Tables)	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of the components and trade and other receivables [text block]
	2024	December 31, 2023

Bullion sales receivable	4,171	5,403
VAT receivables	5,234	4,259
Deposits for stores, equipment and other receivables	43	290
Other financial assets	203	–
	9,651	9,952